Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net sales	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Gross margin	1,291,591,221	1,313,608,677	1,186,944,101
Adjusted operating result	193,176,343	262,606,953	239,966,967
Equity and income of associates and joint ventures	(14,352,591)	(9,494,703)	(19,217,758)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Other gains (losses)	(27,672,922)	(94,937)	(13,316,208)
Income before taxes	110,240,817	165,529,723	103,158,188
Income tax benefit (expense)	(27,051,867)	(11,015,074)	(15,267,255)
Net income for year	137,292,684	176,544,797	118,425,443
Non-controlling interests	20,140,477	15,600,659	12,772,715
Depreciation and amortization	155,358,693	153,234,224	126,119,198
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	2,860,610,982	2,847,313,589	2,515,348,575
Other income	49,014,466	57,252,865	50,207,492
Sales revenue between segments
Net sales	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Change in percentage of net sales	0.20%	13.20%
Cost of sales	$ (1,618,034,227)	$ (1,590,957,777)	$ (1,378,611,966)
Percentage of net sales	55.60%	54.80%	53.70%
Gross margin	$ 1,291,591,221	$ 1,313,608,677	$ 1,186,944,101
Gross margin percentage of net sales	44.40%	45.20%	46.30%
MSD&A	$ (1,074,408,179)	$ (1,086,432,390)	$ (936,272,191)
Percentage of msda net sales	36.90%	37.40%	36.50%
Other operating income (expenses)	$ 3,666,223	$ 35,525,603	$ 2,611,265
Adjusted operating result	$ 220,849,265	$ 262,701,890	$ 253,283,175
Change %	(15.90%)	3.70%	(0.00%)
% of Net sales	7.60%	9.00%	9.90%
Net financial expense	$ (52,425,471)	$ (59,063,225)	$ (37,620,556)
Equity and income of associates and joint ventures	(14,352,591)	(9,494,703)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Results as per adjustment units	(17,631,014)	(10,722,033)	(14,025,895)
Other gains (losses)	(27,672,922)	(94,937)	(13,316,208)
Income before taxes	110,240,817	165,529,723	103,158,188
Income tax benefit (expense)	27,051,867	11,015,074	15,267,255
Net income for year	137,292,684	176,544,797	118,425,443
Non-controlling interests	20,140,477	15,600,659	12,772,715
Net income attributable to equity holders of the parent	117,152,207	160,944,138	105,652,728
Depreciation and amortization	155,358,693	153,234,224	126,119,198
ORBDA	$ 376,207,958	$ 415,936,114	$ 379,402,373
Change %	(9.60%)	9.60%	(0.00%)
% of Net sales	12.90%	14.30%	14.80%
Share of net income (loss) of joint ventures and associates accounted for using the equity method		$ (9,494,703)	$ (19,217,758)
Operating segments [member] | Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 1,837,966,076	1,769,032,771	1,714,560,272
Other income	28,305,748	21,367,724	22,428,784
Sales revenue between segments	48,255,800	38,843,163	21,982,179
Net sales	$ 1,914,527,624	$ 1,829,243,658	$ 1,758,971,235
Change in percentage of net sales	4.70%	4.00%
Cost of sales	$ (1,059,252,161)	$ (1,018,348,069)	$ (953,938,348)
Percentage of net sales	55.30%	55.70%	54.20%
Gross margin	$ 855,275,463	$ 810,895,589	$ 805,032,887
Gross margin percentage of net sales	44.70%	44.30%	45.80%
MSD&A	$ (636,845,288)	$ (608,537,795)	$ (601,496,981)
Percentage of msda net sales	33.30%	33.30%	34.20%
Other operating income (expenses)	$ 1,959,420	$ 3,048,305	$ 1,049,865
Adjusted operating result	$ 220,389,595	$ 205,406,099	$ 204,585,771
Change %	7.30%	0.40%	(0.00%)
% of Net sales	11.50%	11.20%	11.60%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	92,383,928	84,673,402	78,823,699
ORBDA	$ 312,773,523	$ 290,079,501	$ 283,409,470
Change %	7.80%	2.40%	(0.00%)
% of Net sales	16.30%	15.90%	16.10%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | International Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 768,791,380	$ 823,528,981	566,277,644
Other income	10,393,443	25,507,800	19,740,170
Sales revenue between segments	1,110,962	1,081,496	466,547
Net sales	$ 780,295,785	$ 850,118,277	$ 586,484,361
Change in percentage of net sales	(8.20%)	45.00%
Cost of sales	$ (423,947,022)	$ (440,460,850)	$ (285,512,340)
Percentage of net sales	54.30%	51.80%	48.70%
Gross margin	$ 356,348,763	$ 409,657,427	$ 300,972,021
Gross margin percentage of net sales	45.70%	48.20%	51.30%
MSD&A	$ (345,680,661)	$ (381,386,158)	$ (243,405,220)
Percentage of msda net sales	44.30%	44.90%	41.50%
Other operating income (expenses)	$ (1,168,611)	$ (1,485,507)	$ (13,487)
Adjusted operating result	$ 9,499,491	$ 26,785,762	$ 57,553,314
Change %	(64.50%)	(53.50%)	(0.00%)
% of Net sales	1.20%	3.20%	9.80%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	45,806,575	51,659,761	28,010,403
ORBDA	$ 55,306,066	$ 78,445,523	$ 85,563,717
Change %	(29.50%)	(8.30%)	(0.00%)
% of Net sales	7.10%	9.20%	14.60%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | Wines [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 253,853,526	254,751,837	234,510,659
Other income	7,343,807	7,724,873	5,495,301
Sales revenue between segments	15,291,649	20,161,213	12,819,535
Net sales	$ 276,488,982	$ 282,637,923	$ 252,825,495
Change in percentage of net sales	(2.20%)	11.80%
Cost of sales	$ (172,949,445)	$ (170,264,143)	$ (156,502,790)
Percentage of net sales	62.60%	60.20%	61.90%
Gross margin	$ 103,539,537	$ 112,373,780	$ 96,322,705
Gross margin percentage of net sales	37.40%	39.80%	38.10%
MSD&A	$ (81,522,452)	$ (84,387,899)	$ (77,362,794)
Percentage of msda net sales	29.50%	29.90%	30.60%
Other operating income (expenses)	$ 1,146,117	$ 1,169,235	$ 1,058,998
Adjusted operating result	$ 23,163,202	$ 29,155,116	$ 20,018,909
Change %	(20.60%)	45.60%	(0.00%)
% of Net sales	8.40%	10.30%	7.90%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	12,436,531	12,673,960	12,165,441
ORBDA	$ 35,599,733	$ 41,829,076	$ 32,184,350
Change %	(14.90%)	30.00%	(0.00%)
% of Net sales	12.90%	14.80%	12.70%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers
Other income	2,971,468	2,652,468	2,543,237
Sales revenue between segments	(64,658,411)	(60,085,872)	(35,268,261)
Net sales	(61,686,943)	$ (57,433,404)	$ (32,725,024)
Change in percentage of net sales
Cost of sales	$ 38,114,401	$ 38,115,285	$ 17,341,512
Percentage of net sales			(0.00%)
Gross margin	$ (23,572,542)	$ (19,318,119)	$ (15,383,512)
Gross margin percentage of net sales		(0.00%)	(0.00%)
MSD&A	$ (10,359,778)	$ (12,120,538)	$ (14,007,196)
Percentage of msda net sales			(0.00%)
Other operating income (expenses)	$ 1,729,297	$ 32,793,570	$ 515,889
Adjusted operating result	$ (32,203,023)	$ 1,354,913	$ (28,874,819)
Change %		(0.00%)	(0.00%)
% of Net sales
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	4,731,659	4,227,101	7,119,655
ORBDA	$ (27,471,364)	$ 5,582,014	$ (21,755,164)
Change %	(592.10%)	(125.70%)	(0.00%)
% of Net sales			(0.00%)
Share of net income (loss) of joint ventures and associates accounted for using the equity method